Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Summary of the Components of Inventories
The following table represents the components of inventories as of September 30, 2025 and December 31, 2024 (in thousands
):

	September 30, 2025	December 31, 2024
Raw materials	$7	$45
Work in progress	10,148	9,547
Finished goods	5,971	5,416

Total inventories	$16,126	$15,008

The following table represents the components of inventories as of December 31, 2024 and 2023 (in thousands
):

	2024	2023
Raw materials	$45	$1,928
Work in progress	9,547	8,641
Finished goods	5,416	10,908

Total inventories	$15,008	$21,477

Summary of Inventory Allowance
Changes in the Company’s inventory allowance were as follows (in thousands):

Balance at December 31, 2022	$23,365
Valuation allowances	839

Balance at December 31, 2023	$24,204

Valuation allowances	428
Sell-through or scrap of inventory	(7,213)

Balance at December 31, 2024	$17,419